Transactions and Balances with Related Parties (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit and Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of consolidated statements of profit or loss and comprehensive profit and loss [Abstract]
General and administrative expenses		$ 2,733
Net financial expenses		70
Total		$ 2,803